Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Movements in the Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Balance as of January 1	—	19,887
Amounts charged to expenses	19,887	617
Balance as of December 31	19,887	20,504

Property and Equipment Estimated Useful Lives

Property and equipment is carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives.

Category	Estimated useful lives
Machinery	3-10 years
Electronic equipment	3-10 years
Office furniture and equipment	3 -5 years
Vehicles	4 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Trademarks	9-20 years
Software	5-10 years
Customer Relationship	3.75 years
Techniques	10 years
Non-compete	5 years